Consolidated Statements Of Cash Flow - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income/(loss)		$ 234,046,000	$ 38,369,000	$ (15,352,000)
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses		27,000,000	55,000,000	78,000,000	[1]
Provision/(benefit) for deferred income taxes		3,729,000	(8,578,000)	(69,231,000)
Depreciation and amortization of premises and equipment		35,715,000	36,514,000	35,028,000
Amortization of intangible assets		4,170,000	3,912,000	3,910,000
Net other amortization and accretion		17,009,000	31,187,000	79,034,000
Net (increase)/decrease in derivatives		170,000	650,000	(8,847,000)
Fair value adjustment on mortgage servicing rights		(1,248,000)	(20,182,000)	5,075,000
Repurchase and foreclosure provision		(4,300,000)	170,000,000	299,256,000
Fair value adjustment to foreclosed real estate		3,465,000	4,987,000	9,422,000
Litigation and regulatory matters		(2,720,000)	63,654,000	33,313,000
(Gains)/losses on divestitures		0	(638,000)	(485,000)
Stock-based compensation expense		11,351,000	16,144,000	16,201,000
Tax benefit reversals stock-based compensation plans		7,220,000	1,569,000	4,140,000
Equity securities (gains)/losses, net		(2,872,000)	(2,211,000)	(365,000)
Debt securities (gains)/losses, net		0	451,000	(328,000)
(Gains)/losses on extinguishment of debt		4,166,000	0	0
Loss on deconsolidation of debt		1,960,000	0	0
Net (gains)/losses on sale/disposal of fixed assets		1,906,000	2,213,000	(2,540,000)
Proceeds from sale of mortgage servicing rights		70,204,000	39,633,000	0
Net (increase)/decrease in:
Loans held-for-sale		228,867,000	31,785,000	11,960,000
Trading securities		(392,806,000)	455,520,000	(283,239,000)
Capital markets receivables		2,767,000	72,517,000	(31,598,000)
Interest receivable		1,911,000	3,571,000	6,007,000
Other assets		292,860,000	4,087,000	186,456,000
Net increase/(decrease) in:
Capital markets payables		(3,016,000)	(89,156,000)	24,434,000
Interest payable		169,000	(4,301,000)	(2,386,000)
Other liabilities		(62,955,000)	(279,243,000)	(223,457,000)
Trading liabilities		225,966,000	(196,081,000)	217,144,000
Total adjustments		470,688,000	393,004,000	386,904,000
Net cash provided/(used) by operating activities		704,734,000	431,373,000	371,552,000
Available-for-sale securities:
Sales		7,829,000	63,787,000	47,536,000
Maturities		627,487,000	899,591,000	1,085,524,000
Purchases		(751,365,000)	(1,348,526,000)	(1,157,906,000)
Premises and equipment:
Sales		3,507,000	765,000	7,354,000
Purchases		(31,404,000)	(27,349,000)	(21,862,000)
Net (increase)/decrease in:
Loans		(866,107,000)	1,464,212,000	(489,308,000)
Interests retained from securitizations classified as trading securities		1,692,000	5,482,000	8,736,000
Interest-bearing cash		(891,670,000)	(349,940,000)	99,483,000
Cash receipts related to divestitures		0	1,638,000	5,278,000
Cash received for acquisition		413,352,000	53,293,000	0
Net cash provided/(used) by investing activities		(1,486,679,000)	762,953,000	(415,165,000)
Common stock:
Stock options exercised		1,864,000	651,000	144,000
Cash dividends paid		(47,366,000)	(38,229,000)	(10,066,000)
Repurchase of shares	[2]	(43,579,000)	(91,533,000)	(133,757,000)
Tax benefit reversals stock-based compensation plans		(7,220,000)	(1,569,000)	(4,140,000)
Preferred stock issuance		0	95,624,000	0
Cash dividends paid - preferred stock - noncontrolling interest		(11,465,000)	(11,465,000)	(11,406,000)
Cash dividends paid - Series A preferred stock		(6,200,000)	(4,288,000)	0
Term borrowings:
Issuance		397,672,000	0	2,699,000
Payments/maturities		(23,572,000)	(430,088,000)	(234,209,000)
Increases in restricted and secured term borrowings		2,310,000	5,052,000	7,595,000
Net cash paid to deconsolidate/collapse securitization trusts		(225,151,000)	0	0
Net increase/(decrease) in:
Deposits		898,232,000	(258,184,000)	416,700,000
Short-term borrowings		89,916,000	(738,650,000)	288,060,000
Net cash provided/(used) by financing activities		1,025,441,000	(1,472,679,000)	321,620,000
Net increase/(decrease) in cash and cash equivalents		243,496,000	(278,353,000)	278,007,000
Cash and cash equivalents at beginning of period		827,909,000	1,106,262,000	828,255,000
Cash and cash equivalents at end of period		1,071,405,000	827,909,000	1,106,262,000
Supplemental Disclosures
Total interest paid		81,151,000	97,387,000	111,033,000
Total taxes paid		77,779,000	5,437,000	33,112,000
Total taxes refunded		3,947,000	26,113,000	169,396,000
Transfer from loans to other real estate owned		$ 20,877,000	$ 23,340,000	$ 33,558,000

[1]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[2]	2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.